UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22768
Investment Company Act file number:

Sound Point Floating Rate Income Fund
(Exact name of registrant as specified in charter)

375 Park Avenue, 25th Floor
 New York, New York 10152
 (Address of principal executive offices) (Zip code)

Stephen J. Ketchum
c/o Sound Point Capital Management, L.P.
375 Park Avenue, 25th Floor
New York, NY 10152
(Name and address of agent for service)

(212) 895-2260
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Sound Point Floating Rate Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2013

	Effective interest rate1	Due date	Cost	Fair value

Bank Loans2 — 111.23%3
Agricultural Suppy & Distribution — 0.15%3
Pinnacle Operating Corporation	4.750%	11/15/2018	$29,907	$30,066

Automotive — 1.92%3
August U.S. Holding Company, Inc.	9.250	4/29/2019	381,467	382,500

Breweries — 2.47%3
North American Breweries	7.500	12/11/2018	487,364	491,287

Building Products — 3.44%3
C.H.I. Overhead Doors	5.500	3/18/2019	175,664	177,266
Continental Building Products LLC	8.500	2/15/2021	60,409	61,305
Filtration Group	8.250	11/15/2021	68,310	70,466
Quality Home Brands Holdings LLC	6.750	6/30/2014	285,520	289,223
The QUIKRETE Companies	4.000	9/18/2020	50,750	51,323
The QUIKRETE Companies	7.000	3/19/2021	32,675	33,949
Total Building Products			673,328	683,532

Chemicals — 0.79%3
OXEA	8.250	6/5/2020	67,680	69,413
Royal Adhesives & Sealants, LLC	9.750	1/25/2019	84,334	87,290
Total Chemicals			152,014	156,703

Cinema Services — 0.27%3
AUFINCO PTY Limited	8.250	11/30/2020	52,494	53,861

Communication Services — 4.80%3
ConvergeOne	9.250	5/9/2019	357,806	360,985
FairPoint Communications, Inc.	7.500	2/14/2019	363,204	376,533
Hemisphere Media Group, Inc.	6.250	7/30/2020	58,274	59,257
Puerto Rico Cable Acquisition Company Inc.	5.500	7/31/2018	156,161	157,598
Total Communication Services			935,445	954,373

Communication Technology — 2.03%3
Sorenson Communications	9.500	10/31/2014	401,788	403,445

Construction Products — 3.95%3
Brand Energy & Infrastructure Services, Inc.	4.750	11/20/2020	221,885	224,434
Crosby Worldwide Ltd.	4.000	11/30/2020	360,549	362,186
Crosby Worldwide Ltd.	7.000	11/30/2021	58,926	60,131
TNT Crane and Rigging, Inc.	5.500	11/23/2020	137,200	139,300
Total Construction Products			778,560	786,051

Consumer Products — 4.02%3
Camping World, Inc.	5.750%	2/14/2020	$190,080	$192,241
Hunter Fan Company	6.500	12/20/2017	246,620	249,269
Leslie's Poolmart, Inc.	4.250	11/16/2019	84,000	84,473
Norcraft Companies	5.250	11/1/2018	124,375	125,938
Steinway & Sons	9.250	9/11/2020	141,604	146,933
Total Consumer Products			786,679	798,854

Customs Brokerage — 1.05%3
Livingston International	9.000	4/17/2020	202,305	208,421

Education Services — 5.15%3
Ascend Learning	7.000	5/23/2017	189,811	191,824
McGraw-Hill Education	9.000	3/22/2019	167,628	176,311
Renaissance Learning	5.000	10/16/2020	178,200	180,901
Renaissance Learning	8.750	4/16/2019	165,230	168,879
Springer Science+Busines Media	5.000	8/14/2020	294,674	306,716
Total Education Services			995,543	1,024,631

Energy Services — 5.55%3
Alinta Energy	6.375	8/7/2019	68,598	72,302
Bowie Resources, LLC	6.750	8/17/2020	141,702	147,460
Bowie Resources, LLC	11.750	2/9/2021	33,600	34,300
Fairmount Minerals	5.000	9/3/2019	71,645	72,825
NFR Energy	8.750	12/31/2018	495,339	504,687
Oxbow Carbon LLC	8.000	1/18/2020	57,434	59,087
Stallion Oilfield Services Ltd.	8.000	6/19/2018	207,500	213,926
Total Energy Services			1,075,818	1,104,587

Entertainment Services — 1.13%3
AMF Bowling Worldwide, Inc.	8.750	6/28/2018	163,157	169,064
Intrawest	5.500	11/26/2020	55,440	56,315
Total Entertainment Services			218,597	225,379

Financial Services — 7.44%3
AlixPartners	9.000	7/2/2021	48,516	50,225
Ascensus, Inc.	9.000	12/11/2020	92,590	96,820
BATS Global Markets, Inc.	7.000	12/19/2018	409,885	427,656
Liquidnet Holdings, Inc.	9.250	5/3/2017	221,198	222,159
NXT Capital, LLC	6.250	12/31/2020	100,013	100,495
Orchard Acquisition Company, LLC	9.000	2/8/2019	241,582	256,796

Walter Investment Management Corp.	5.750	11/28/2017	321,862	326,360
Total Financial Services			1,435,646	1,480,511

Food Service — 2.94%3
CTI Foods Holding Co., LLC	8.250%	6/14/2019	$88,711	$90,900
Del Monte Foods	8.250	7/26/2021	300,960	307,800
Ferrara Candy Company	7.500	6/17/2018	189,279	185,367
Fairway Market	5.000	8/17/2018	1,280	1,290
Total Food Service			580,230	585,357

Forest Products — 1.25%3
Vestcom International, Inc.	7.000	12/26/2018	244,707	248,125

Gaming — 7.10%3
Borgata Hotel Casino & Spa	6.750	11/20/2020	83,160	84,420
Caesar's Entertainment Operating Company Inc.	7.000	10/1/2020	430,273	432,279
Caesar's Entertainment Operating Company Inc.	9.500	10/31/2016	174,950	175,438
Caesar's Entertainment Operating Company Inc.	5.440	1/29/2018	104,432	108,692
Caesar's Entertainment Operating Company Inc.	5.250	1/29/2018	201,635	211,664
Caesar's Entertainment Operating Company Inc.	9.500	1/29/2018	50,988	53,552
CBAC Borrower, LLC	8.250	7/2/2020	45,550	47,610
The Mohegan Tribe	4.500	11/19/2019	292,050	299,472
Total Gaming			1,383,038	1,413,127

Health Care Products — 0.64%3
Water Pik, Inc.	5.750	7/8/2020	124,553	127,159

Health Care Services — 4.31%3
Carestream Health, Inc.	9.500	12/4/2019	134,319	138,541
DSI Renal, Inc.	5.250	8/15/2020	78,219	79,197
Genex Services, Inc.	5.250	7/26/2018	78,625	79,790
HUSKY Health	4.250	7/2/2018	53,000	53,464
Therakos, Inc.	7.500	12/27/2017	241,414	248,435
Therakos, Inc.	11.250	7/18/2018	243,218	257,500
Total Health Care Services			828,795	856,927

Human Resource Services — 1.06%3
TriNet Group, Inc.	5.000	8/20/2020	105,955	107,267
TriNet Group, Inc.	8.750	2/12/2021	102,921	104,113
Total Human Resource Services			208,876	211,380

Insurance Services — 5.81%3
Applied Systems, Inc.	8.250%	6/8/2017	$42,901	$43,497
Confie Seguros	6.500	11/8/2018	107,469	108,405
Cooper Gay Swett & Crawford Ltd.	8.250	10/5/2020	91,688	91,682
Cunningham Lindsey	5.000	10/18/2019	76,615	76,807
Mitchell International, Inc.	4.500	10/1/2020	75,625	76,641
Mitchell International, Inc.	8.500	10/1/2021	44,553	45,745

Sedgwick Claims Management Services, Inc.	8.000	12/12/2018	463,815	474,738
StoneRiver, Inc.	4.500	11/29/2019	90,506	90,969
StoneRiver, Inc.	8.500	5/14/2020	144,743	147,183
Total Insurance Services			1,137,915	1,155,667

Laundry Services — 0.80%3
Spin Holdco, Inc.	4.250	11/14/2019	159,229	160,376

Manufacturing — 6.55%3
Ascend Performance Materials	6.750	4/10/2018	86,996	86,962
Dayco Products	5.250	11/26/2019	93,060	93,060
Direct ChassisLink, Inc	8.250	11/30/2021	107,375	107,365
Grede Holdings LLC	7.000	5/2/2018	239,124	241,565
International Equipment Solutions, LLC	6.750	8/31/2020	51,226	51,610
KIK Custom Products	0.000	4/29/2019	33,150	33,504
Power Buyer, LLC	8.250	11/6/2020	77,226	76,928
Tomkins Air Distributions Technologies, Inc.	9.250	5/11/2020	139,104	138,890
WP CPP Holdings, LLC	5.750	12/27/2019	248,125	249,986
WP CPP Holdings, LLC	8.750	4/21/2023	218,615	222,561
Total Manufacturing			1,294,001	1,302,431

Manufacturing Services — 1.12%3
Disbribution International, Inc.	8.750	6/21/2019	128,378	129,104
TMS International Corp.	4.500	10/2/2020	93,532	94,823
Total Manufacturing Services			221,910	223,927

Marine Transportation and Manufacturing — 2.24%3
Commercial Barge Line Company	7.500	9/23/2019	102,526	103,561
Drew Marine	8.000	5/19/2021	119,700	121,200
Navios Maritime Partners L.P.	5.250	6/27/2018	214,245	221,095
Total Marine Transportation and Manufacturing			436,471	445,856

Marketing Services — 1.95%3
Advanstar Communications Inc.	9.500%	6/6/2020	$89,669	$91,455
Merrill Corporation	8.500	3/8/2018	9,912	10,207
Merrill Corporation	7.250	3/8/2018	219,340	225,884
Penton	9.000	10/1/2020	60,127	61,076
Total Marketing Services			379,048	388,622

Multimedia — 5.38%3
Encompass	6.750	8/10/2017	305,250	306,004
NEP Broadcasting, LLC	9.500	8/18/2020	141,486	147,009
Playboy Enterprises, Inc.	7.250	3/6/2017	478,579	478,670
Tribune Company	4.000	12/31/2020	138,653	138,718
Total Multimedia			1,063,968	1,070,401

Packaging Supplier — 1.54%3
Berlin Packaging, LLC	8.750	3/31/2020	233,035	238,090

RanPak Corp.	8.500	3/27/2020	53,481	55,620
Total Packaging Supplier			286,516	293,710

Pharmaceutical Products — 2.48%3
Alvogen	7.000	5/23/2018	177,262	180,269
Covis Pharmaceuticals, Inc.	6.000	4/4/2019	312,552	312,290
Total Pharmaceutical Products			489,814	492,559

Real Estate Services — 1.38%3
RentPath, Inc.	6.250	5/29/2020	273,378	273,954

Relocation Services — 2.56%3
SIRVA, Inc.	7.500	3/22/2019	488,214	508,694

Retail — 2.06%3
BJ's Wholesale Club	4.500	9/26/2019	39,801	40,202
BJ's Wholesale Club	8.500	3/31/2020	53,730	55,229
Collective Brands, Inc.	7.250	10/9/2019	248,125	249,053
Vince Intermediate Holding, LLC	6.000	11/4/2019	65,340	66,412
Total Retail			406,996	410,896

Staffing Services — 0.50%3
NES Global Talent	6.500	10/2/2019	99,006	100,621

Technology Services — 6.81%3
CPA Global	8.250%	6/22/2021	$27,650	$27,650
Dell	4.500	3/11/2020	131,687	131,943
Eastman Kodak Company	7.250	7/31/2019	219,122	222,770
Excelitas Technologies Corp.	6.000	10/23/2020	129,690	131,369
Internap Network Services Corporation	6.000	11/22/2019	185,130	187,000
Latisys	6.500	3/6/2019	454,779	456,427
LTS Buyer, LLC	8.000	4/1/2021	127,710	129,806
Systems Maintenance Services, Inc.	9.250	12/31/2020	67,326	67,660
Total Technology Services			1,343,094	1,354,625

Technology Software — 4.04%3
Aderant Holdings, Inc.	6.250	12/20/2018	493,199	498,744
RP Crown Parent, LLC	6.750	12/21/2018	295,799	304,606
Total Technology Software			788,998	803,350

Telecommunication Services — 2.78%3
Global Tel*Link Corporation	9.000	11/20/2020	468,553	458,283
Securus Technologies, Inc.	9.000	4/17/2021	95,040	95,480
Total Telecommunication Services			563,593	553,763

Travel Services — 1.77%3
Apple Leisure Group	7.000	2/28/2019	246,489	249,994
Travelport	6.250	6/26/2019	99,301	103,149

	Total Travel Services	345,790	353,143

	Total Bank Loans	21,755,095	22,118,871

Short Term Investments — 6.79%3
	US Bank Money Market 5, 0.03%4	1,349,300	1,349,300

Total Investments — 118.02%3		$23,104,395	$23,468,171
Other liabilities and assets — (18.02)%3			(3,582,754)
	Net Assets — 100%3		$19,885,417

1	The effective interest rates are based on settled commitment amount.
2
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.  These loans pay interest at rates which adjust periodically.  The interest rates show for the bank loans are the current interest rates as of November 30, 2013.  Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted.  As a result, the remaining maturity may be substantially less than the stated maturity shown.

3	Calculated as a percentage of net assets.
4	Rate reported is the current yield as of November 30, 2013.

Valuation of Investments

The Fund’s investments in fixed income securities are generally valued using the prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the valuation policies and procedures approved by the Fund’s Board of Trustees (the “Board”).

The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable loan quotations from loan dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine the current value.

The Fund’s investments in bank loans are normally valued at the mid between the bid and ask obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Board.

In certain cases authorized pricing service vendors may not provide prices for a security held by the Fund, or the price provided by such pricing service vendor is deemed unreliable by the Adviser. In such cases, the Fund may use market maker quotations provided by an established market maker for that security (i.e., broker quotes) to value the security if the Adviser has experience obtaining quotations from the market maker and the Adviser determines that quotations obtained from the market maker in the past have generally been reliable (or, if the Adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable). In any such case, the Adviser will review any market quotations so obtained in light of other information in its possession for their general reliability.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans and the private syndication thereof, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Valuation adjustments are not applied to Level 1 investments.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these investments does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Bank Loans - The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels.  Fair value is based on the average of one or more broker quotes received.  When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed.  Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets: Fixed Income:
Bank Loans (a)	$-	$22,118,871	$-	$22,118,871
Other:
Short-Term Investments (b)	1,349,300	-	-	1,349,300
Total Assets	$1,349,300	$22,118,871	$-	$23,468,171

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at November 30, 2013.

Income Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code (“Code”) in order to qualify as a regulated investment company (“RIC”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes all of its taxable income and net capital gains to its shareholders.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*:

Cost of investments	$23,104,395
Gross unrealized appreciation	380,407
Gross unrealized depreciation	(16,631)
Net unrealized appreciation	$363,776

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Sound Point Floating Rate Income Fund

By (Signature and Title)  /s/ Stephen J. Ketchum
                                                                      Stephen J. Ketchum, President

Date     January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Stephen J. Ketchum
                                                                       Stephen J. Ketchum, President

Date     January 21, 2014

By (Signature and Title)   /s/ Kevin Gerlitz
                                                       Kevin Gerlitz, Treasurer

Date     January 21, 2014